Cover	Nov. 07, 2025
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 07, 2025
Entity File Number	001-38608
Entity Registrant Name	Datavault AI Inc.
Entity Central Index Key	0001682149
Entity Tax Identification Number	30-1135279
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Commerce Square
Entity Address, Address Line Two	2005 Market Street, Suite 2400
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	408
Local Phone Number	627-4716
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	DVLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15268 NW Greenbrier Pkwy
Entity Address, City or Town	Beaverton
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97006